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C000259180
Account Value [Line Items]
Line Graph and Table Measure Name																									Lazard Emerging Markets Opportunities ETF
Accumulated Value				$ 10,000				$ 10,308				$ 10,570				$ 10,764				$ 10,593				$ 10,068					$ 10,146				$ 10,801				$ 10,973				$ 11,376			$ 11,697			$ 11,996			$ 12,180			$ 12,961			$ 13,308			$ 13,458		$ 13,791		$ 13,848		$ 14,240		$ 15,305		$ 14,552		$ 14,355		$ 13,985		$ 13,441		$ 13,047		$ 13,371		$ 12,806		$ 12,656		$ 11,648		$ 12,112		$ 11,659		$ 12,827		$ 12,779		$ 12,921		$ 13,216		$ 12,296		$ 13,098		$ 12,909		$ 12,273		$ 12,626		$ 13,086		$ 13,145		$ 14,177		$ 13,383		$ 12,722		$ 10,257		$ 11,075		$ 11,327		$ 12,073		$ 13,191		$ 13,440		$ 13,211		$ 13,452		$ 14,763		$ 15,874		$ 16,274		$ 16,540	$ 16,177	$ 16,274	$ 16,467	$ 16,431	$ 15,354	$ 15,333	$ 14,570	$ 14,800	$ 14,001	$ 14,095	$ 13,949	$ 13,034	$ 12,717	$ 11,851	$ 11,998	$ 11,047	$ 11,278	$ 11,208	$ 9,915	$ 9,988	$ 11,452	$ 11,047	$ 12,205	$ 11,433	$ 11,918	$ 11,769	$ 11,570	$ 12,068	$ 12,691	$ 11,817	$ 11,468	$ 11,181	$ 11,954	$ 12,404	$ 11,974	$ 12,530	$ 12,872	$ 12,846	$ 13,074	$ 13,516	$ 13,441	$ 13,589	$ 14,324	$ 13,652	$ 13,361	$ 13,304	$ 13,573	$ 13,560	$ 13,663	$ 13,791	$ 14,444	$ 15,264	$ 15,507	$ 15,740	$ 16,698	$ 17,277	$ 16,874	$ 17,229	$ 18,494	$ 19,539	$ 17,216	$ 19,580	$ 21,938	$ 21,949
C000259181
Account Value [Line Items]
Line Graph and Table Measure Name																									Lazard Equity Megatrends ETF
Accumulated Value		$ 10,000				$ 11,092				$ 11,664				$ 12,140				$ 12,272				$ 12,292					$ 12,690				$ 13,043				$ 12,995				$ 13,064			$ 12,944			$ 12,900			$ 11,635			$ 13,045			$ 13,524			$ 13,603
C000259182
Account Value [Line Items]
Line Graph and Table Measure Name																									Lazard International Dynamic Equity ETF
Accumulated Value				10,000				10,509				10,446				10,608				10,422				10,225					10,540				10,930				11,036				11,415			11,746			12,054			12,077			12,397			12,456			12,763		13,000		13,047		13,172		13,872		13,124		13,003		13,184		12,882		12,641		12,991		12,642		12,715		11,719		11,610		11,030		11,866		12,069		12,171		12,399		11,676		12,297		11,942		11,625		11,955		12,348		12,488		12,945		12,686		11,688		10,081		10,665		11,105		11,390		11,572		12,078		11,832		11,404		12,921		13,645		13,500		13,923	14,412	14,862	15,470	15,272	15,483	15,710	14,996	15,446	14,758	15,548	15,159	14,575	14,519	13,547	13,991	12,713	13,324	12,554	11,364	12,064	13,660	13,456	14,594	14,291	14,623	14,911	14,320	15,069	15,617	15,016	14,656	14,223	15,434	16,122	16,064	16,760	17,326	16,992	17,935	17,862	18,297	18,671	18,991	18,352	18,395	18,006	18,814	19,394	19,547	20,103	21,116	21,871	21,821	22,507	23,548	23,912	24,300	25,247	27,342	29,113	25,688	28,090	29,354	29,142
C000259183
Account Value [Line Items]
Line Graph and Table Measure Name																									Lazard Japanese Equity ETF
Accumulated Value		10,000				11,008				11,488				11,728				11,601				12,470					12,911				13,058				13,086				13,083			13,782			14,944			13,124			14,365			15,314			15,044
C000262800
Account Value [Line Items]
Line Graph and Table Measure Name																									Lazard Listed Infrastructure ETF
Accumulated Value	$ 10,000				$ 10,008				$ 10,276				$ 10,070				$ 10,374				$ 11,432					$ 10,853				$ 11,182				$ 11,068				$ 11,285
C000259184
Account Value [Line Items]
Line Graph and Table Measure Name																									Lazard Next Gen Technologies ETF
Accumulated Value		10,000				11,500				12,648				13,716				14,060				14,180					15,205				16,457				15,168				14,992			14,916			14,392			13,373			16,184			18,483			18,872
C000262801
Account Value [Line Items]
Line Graph and Table Measure Name																									Lazard US Systematic Small Cap Equity ETF
Accumulated Value			$ 10,000				$ 9,800				$ 10,283				$ 9,371				$ 9,421				$ 9,471					$ 8,719				$ 8,860				$ 8,158				$ 9,090			$ 8,763			$ 7,951			$ 8,753			$ 9,114			$ 8,603			$ 9,371		$ 9,240		$ 9,017		$ 8,765		$ 8,846		$ 9,613		$ 10,078		$ 9,704		$ 9,219		$ 8,624		$ 9,351		$ 10,307		$ 10,104		$ 10,631		$ 10,935		$ 10,266		$ 10,732		$ 10,611		$ 11,411		$ 11,381		$ 11,492		$ 11,259		$ 12,293		$ 11,639		$ 11,994		$ 11,357		$ 10,678		$ 10,428		$ 10,939		$ 11,367		$ 11,252		$ 12,102		$ 12,189		$ 11,907		$ 12,131		$ 12,311		$ 12,969		$ 13,281		$ 12,741		$ 14,088		$ 14,391		$ 15,104
Lazard Index: MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI Emerging Markets Index
Accumulated Value				10,000				10,503				10,764				10,903				10,929				10,426					10,449				11,020				11,358				11,644			11,899			12,251			12,375			13,112			13,405			13,351		13,819		13,847		14,344		15,540		14,823		14,547		14,483		13,970		13,389		13,684		13,314		13,243		12,090		12,588		12,254		13,327		13,357		13,469		13,753		12,755		13,551		13,385		12,733		12,976		13,523		13,504		14,512		13,835		13,106		11,087		12,103		12,196		13,092		14,262		14,577		14,343		14,639		15,993		17,168		17,695		17,830	17,561	17,998	18,415	18,447	17,206	17,656	16,954	17,122	16,424	16,732	16,415	15,925	15,565	14,699	14,764	13,783	13,749	13,806	12,188	11,809	13,561	13,370	14,426	13,491	13,899	13,742	13,511	14,024	14,897	13,979	13,614	13,085	14,132	14,684	14,003	14,669	15,032	15,099	15,185	15,784	15,831	16,086	17,160	16,397	15,808	15,786	16,068	16,146	16,249	16,462	17,164	18,196	18,551	18,789	20,133	20,974	20,473	21,085	22,952	24,213	21,050	24,147	26,486	26,113
Lazard Index: MSCI ACWI
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI ACWI Index
Accumulated Value		10,000				10,921				11,548				12,067				12,231				12,533					12,987				13,277				13,276				13,414			13,812			13,990			12,985			14,306			15,044			14,923
Lazard Index: MSCI ACWI ex-USA Index
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI ACWI ex USA Index
Accumulated Value				10,000				10,495				10,561				10,691				10,537				10,294					10,557				10,931				11,105				11,387			11,631			12,008			12,045			12,489			12,555			12,788		13,028		13,134		13,428		14,175		13,507		13,269		13,481		13,169		12,922		13,231		12,954		13,013		11,955		12,068		11,522		12,392		12,634		12,709		13,045		12,345		13,088		12,930		12,531		12,853		13,302		13,419		14,000		13,624		12,547		10,730		11,543		11,921		12,460		13,015		13,573		13,239		12,954		14,697		15,491		15,525		15,832	16,032	16,504	17,021	16,910	16,632	16,948	16,405	16,797	16,040	16,703	16,088	15,769	15,795	14,803	14,909	13,626	14,093	13,640	12,277	12,643	14,136	14,030	15,168	14,636	14,994	15,254	14,699	15,359	15,983	15,262	14,780	14,170	15,445	16,221	16,060	16,467	16,981	16,677	17,161	17,144	17,541	18,041	18,527	17,618	17,458	17,119	17,809	18,056	18,015	18,665	19,520	20,183	20,125	20,823	21,573	22,009	22,004	22,663	24,019	25,225	22,503	24,675	25,917	25,765
Lazard Index: TOPIX Net Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																									TOPIX Net Total Return Index
Accumulated Value		10,000				10,965				11,391				11,600				11,487				12,305					12,580				12,807				12,823				12,929			13,708			14,962			13,147			14,223			14,873			14,718
Lazard Index: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI World Index
Accumulated Value	10,000				10,093				10,121				10,203				10,431				10,508					9,838				10,782				11,273				11,192
Lazard Index: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI World Index
Accumulated Value		$ 10,000				$ 11,004				$ 11,655				$ 12,158				$ 12,314				$ 12,636					$ 13,042				$ 13,303				$ 13,340				$ 13,448			$ 13,749			$ 13,850			$ 12,968			$ 14,212			$ 14,859			$ 14,752
Lazard Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 3000 Index
Accumulated Value			10,000				9,848				10,236				9,633				9,391				9,695					8,825				8,813				8,076				8,834			8,504			7,716			8,348			8,784			8,270			8,839		8,633		8,863		8,958		8,993		9,607		9,951		9,759		9,294		9,048		9,892		10,416		10,532		11,102		11,460		10,956		11,473		11,828		12,048		12,311		12,565		12,473		13,303		12,896		13,303		13,048		12,287		12,205		12,978		13,638		13,938		14,260		14,753		15,069		15,110		15,107		15,341		15,269		14,509		15,990		16,800		16,748
Lazard Index: MSCI EAFE/ACWI ex-US Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI EAFE/ACWI ex US Linked Index
Accumulated Value				$ 10,000				$ 10,507				$ 10,514				$ 10,643				$ 10,426				$ 10,218					$ 10,567				$ 10,874				$ 11,030				$ 11,333			$ 11,622			$ 12,048			$ 12,027			$ 12,374			$ 12,369			$ 12,677		$ 12,869		$ 13,004		$ 13,213		$ 13,876		$ 13,249		$ 13,011		$ 13,308		$ 13,009		$ 12,850		$ 13,166		$ 12,912		$ 13,024		$ 11,987		$ 11,972		$ 11,391		$ 12,139		$ 12,449		$ 12,527		$ 12,880		$ 12,261		$ 12,988		$ 12,824		$ 12,491		$ 12,849		$ 13,311		$ 13,461		$ 13,898		$ 13,608		$ 12,378		$ 10,726		$ 11,419		$ 11,916		$ 12,322		$ 12,609		$ 13,257		$ 12,913		$ 12,397		$ 14,319		$ 14,985		$ 14,825		$ 15,158	$ 15,506	$ 15,973	$ 16,494	$ 16,308	$ 16,431	$ 16,721	$ 16,235	$ 16,635	$ 15,860	$ 16,672	$ 15,867	$ 15,586	$ 15,686	$ 14,672	$ 14,782	$ 13,410	$ 14,078	$ 13,410	$ 12,155	$ 12,809	$ 14,252	$ 14,263	$ 15,418	$ 15,096	$ 15,470	$ 15,907	$ 15,329	$ 16,017	$ 16,668	$ 15,915	$ 15,412	$ 14,776	$ 16,107	$ 16,916	$ 16,748	$ 17,172	$ 17,709	$ 17,391	$ 17,895	$ 17,878	$ 18,292	$ 18,813	$ 19,320	$ 18,372	$ 18,206	$ 17,852	$ 18,571	$ 18,829	$ 18,786	$ 19,464	$ 20,356	$ 21,047	$ 20,987	$ 21,715	$ 22,497	$ 22,952	$ 22,946	$ 23,634	$ 25,047	$ 26,305	$ 23,467	$ 25,732	$ 27,027	$ 26,868
Lazard Index: MSCI World Core Infrastructure (USD) Index
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI World Core Infrastructure (USD) Index
Accumulated Value	$ 10,000				$ 9,886				$ 10,190				$ 10,025				$ 10,319				$ 11,251					$ 10,887				$ 11,265				$ 11,020				$ 11,063
Lazard Index: Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 2000 Index
Accumulated Value			$ 10,000				$ 9,583				$ 9,797				$ 8,854				$ 8,949				$ 9,060					$ 8,162				$ 8,174				$ 7,502				$ 8,285			$ 8,116			$ 7,338			$ 8,146			$ 8,336			$ 7,795			$ 8,555		$ 8,410		$ 8,009		$ 7,865		$ 7,792		$ 8,425		$ 8,941		$ 8,493		$ 7,993		$ 7,448		$ 8,122		$ 9,115		$ 8,760		$ 9,256		$ 9,587		$ 8,912		$ 9,359		$ 9,273		$ 10,215		$ 10,062		$ 10,133		$ 9,986		$ 11,082		$ 10,166		$ 10,433		$ 9,875		$ 9,203		$ 8,990		$ 9,470		$ 9,985		$ 10,158		$ 10,884		$ 11,223		$ 11,426		$ 11,535		$ 11,468		$ 12,082		$ 12,179		$ 11,570		$ 12,983		$ 13,550		$ 14,057